Long-term debt - Schedule of Maturities on Senior Financing (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
2018	$ 8,993
2019	6,217
2020	8,313
2021	27,884
2022 and thereafter	3,015
Long-term debt	54,422
Convertible debt
Debt Instrument [Line Items]
2018	0
2019	0
2020	0
2021	17,335
2022 and thereafter	0
Long-term debt	17,335
Other bank financing
Debt Instrument [Line Items]
2018	5,122
2019	360
2020	360
2021	360
2022 and thereafter	360
Long-term debt	6,562
Senior financing
Debt Instrument [Line Items]
2018	1,838
2019	1,971
2020	2,106
2021	2,363
2022 and thereafter	2,623
Long-term debt	10,901
Capital lease obligations
Debt Instrument [Line Items]
2018	286
2019	139
2020	100
2021	80
2022 and thereafter	32
Long-term debt	637
Secured Debt
Debt Instrument [Line Items]
2018	1,747
2019	3,747
2020	5,747
2021	7,746
2022 and thereafter	0
Long-term debt	$ 18,987